Deferred Income Taxes (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Deferred Income Taxes
Net Loss For The Year	$ (1,832,000)	$ (1,832)	$ (1,708,000)	$ (1,708)	$ (1,043)
Canadian Statutory Tax Rate	27.00%	27.00%	27.00%	27.00%
Income Tax Benefit Computed At Statutory Rates	$ (495,000)		$ (461,000)
Differences Between Canadian And Foreign Tax Rates	2,000		0
Temporary Differences	(333,000)		539,000
Items Not Taxable/deductible For Income Tax Purposes	208,000		46,000
Tax Losses And Tax Offsets Recognized/unrecognized In Tax Asset	(282,000)		96,000
Under (over) Provided In Prior Years	900,000		(220,000)
Income Tax Recovery	$ 0		$ 0